Condensed Consolidated Statements of Changes in Mezzanine Equity and Stockholders' Equity (Unaudited) (Parentheticals) $ in Thousands	3 Months Ended
Sep. 30, 2024 USD ($)
ELOC Purchase Agreement [Member]
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	$ 156
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	$ 172